Organization and Business Operations	11 Months Ended
Dec. 31, 2023
Organization and Business Operations [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

1. ORGANIZATION AND BUSINESS OPERATIONS

Global Gas Corporation (the “Company,” “Global Gas”), a Delaware limited liability company was formed to be a pure play Airgas supplier offering hydrogen and Carbon dioxide from waste biogas and renewable feedstock.

Business Combination

On May 14, 2023, the Company, entered into a Unit Purchase Agreement (the “Purchase Agreement”), by and among Global Gas Holdings LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of Dune (“Holdings”), Dune Acquisition Corporation, a Delaware corporation (“Dune”).

In accordance with the terms and subject to the conditions of the Purchase Agreement, at the closing of the Business Combination (the “Closing”), (a) Dune will contribute to Holdings all of its assets (excluding its interests in Holdings and the aggregate amount of cash proceeds required to satisfy any redemptions by Dune’s public stockholders (“Dune Stockholder Redemptions”)), and in exchange therefore, Holdings will issue to Dune a number of common equity units of Holdings (“Holdings Common Units”) which will equal the number of total shares of Dune’s Class A common stock, par value $0.0001 per share (“Dune Class A Common Stock”), issued and outstanding immediately after the Closing (taking into account any equity financing agreements entered into by Dune between the signing date of the Purchase Agreement and the Closing and giving effect to all Dune Stockholder Redemptions) (such transactions, the “SPAC Contribution”) and (b) immediately after the SPAC Contribution, the members of the Company will transfer, convey, assign and deliver all of the limited liability company equity interests of the Company (“Company Units”) to Holdings in exchange for shares of Dune’s Class B voting non-economic common stock, par value $0.0001 per share (“Dune Class B Common Stock” and, together with Dune Class A Common Stock, “Dune Common Stock”), and Holdings Common Units (together with the SPAC Contribution, the “Combination Transactions”), as a result of which, (i) each issued and outstanding Company Unit immediately prior to the Combination Transactions will be held by Holdings, (ii) each Seller will receive an aggregate number of Holdings Common Units and shares of Dune Class B Common Stock equal to the number of Company Units held by such Seller, multiplied by the Company Exchange Ratio (as defined below), and (iii) Dune will change its name to Global Gas Corporation (“New Global Hydrogen”) and New Global Hydrogen will be the publicly traded reporting company in an “Up-C” Structure (clauses (i) through (iii) collectively, and together with the Combination Transactions and the other transactions contemplated by the Purchase Agreement, being referred to collectively hereafter as the “Transactions”).

The Purchase Agreement may be terminated under certain limited circumstances prior to the Closing, including, among others, (i) by mutual written consent of Dune and the Company, (ii) by either Dune or the Company if there is in effect any law or final, non-appealable order, judgment, injunction, decree, writ, ruling, stipulation, determination or award issued, promulgated, made, rendered or entered into by any court or other tribunal of competent jurisdiction that permanently restrains, enjoins, makes illegal or otherwise prohibits the consummation of the Business Combination, (iii) by either Dune or the Company if the Closing has not occurred by 11:59 p.m., Eastern Time, on December 31, 2024, (iv) by either Dune or the Company if certain approvals of Dune’s stockholders are not obtained, (v) by Dune if the Company has breached or failed to perform any of its representations, warranties, covenants or other agreements under the Purchase Agreement, which breach or failure to perform (A) would result in the failure to satisfy the representations and warranties and covenant bring-down conditions to Dune’s obligation to close and (B) is not capable of being cured or cannot be cured during the applicable cure period and (vi) by the Company if Dune has breached or failed to perform any of its representations, warranties, covenants or other agreements under the Purchase Agreement, which breach or failure to perform (A) would result in the failure to satisfy the representations and warranties and covenant bring-down conditions to the Company’s obligation to close and (B) is not capable of being cured or cannot be cured during the applicable cure period. In the event the Purchase Agreement is terminated as a result of clause (iii) above (unless at or prior to the time of such termination, there has been a Change in Recommendation (as defined in the Purchase Agreement)) or as a result of clause (v) above, the Company shall pay to Dune, within five (5) business days of the termination date, a termination fee of $7,500,000 (the “Termination Fee”), which shall be (i) payable in cash or (ii) by transfer of

50% of the fully diluted equity of the Company, free and clear of all Liens (as defined in the Purchase Agreement). The members of the Company provide a guaranty to Dune, on a joint and several basis, of the due and punctual payment of the Termination Fee.

On May 14, 2023, Dune, the Sponsor and each of the Sellers entered into a lock-up agreement (the “Lock-up Agreement”), which became effective as of the Closing. Under the Lock-up Agreement, the Sponsor and the Sellers agreed to certain restrictions on transfer with respect to the shares of Company common stock and private placement warrants they hold as of the Closing, which restrictions amend and supersede the restrictions on transfer the Sponsor agreed to in that certain letter agreement, dated December 17, 2020, entered into by and among Dune, the Sponsor and Dune’s officers and directors in connection with Dune’s initial public offering. The restrictions on transfer contained in the Lock-up Agreement apply to the Sellers and the existing equity holders of the Sponsor, and end: (i) with respect to shares of Company common stock, on the earlier of twelve (12) months after (and excluding) the Closing Date and the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization, bankruptcy or other similar transaction that results in all of the shares of Company common stock being converted into cash, securities or other property; and (ii) with respect to the Company’s private placement warrants, thirty (30) days after the Closing Date.

In connection with the Business Combination, on December 1, 2023, Dune and Global Hydrogen entered into a forward purchase agreement (the “Forward Purchase Agreement”) with each of Meteora Strategic Capital, LLC (“MSC”), Meteora Capital Partners, LP (“MCP”) and Meteora Select Trading Opportunities Master, LP (“MSTO” and, collectively with MSC and MCP, “Meteora”) for an OTC Equity Prepaid Forward Transaction. In connection with the Forward Purchase Agreement, Dune entered into a subscription agreement (the “Subscription Agreement”) with Meteora. Pursuant to the Subscription Agreement, Meteora agreed to subscribe for and purchase, and Dune agreed to issue and sell to Meteora, on the Closing Date, 681,220 shares of Class A Common Stock in the aggregate (the “PIPE Shares”). Pursuant to the Subscription Agreement, the Company gave certain registration rights to Meteora with respect to the PIPE Shares. The sale of the PIPE Shares was consummated concurrently with the Closing.

Pursuant to the terms of the Forward Purchase Agreement, the Seller intends, but is not obligated, to purchase up to 950,000 shares minus the Share Consideration Shares (as defined below) (the “Maximum Number of Shares”) of Class A common stock, par value $0.0001 per share, of Dune (“Dune Class A Common Stock”) substantially concurrently with the closing of the Business Combination, less the number of shares of Dune Class A Common Stock purchased by Seller separately from third parties through a broker in the open market (“Recycled Shares”) prior to the closing of the Business Combination. Seller shall not be required to purchase an amount of Dune Class A Common Stock such that following such purchase, the Seller’s ownership would exceed 9.9% of the total Dune Class A Common Stock outstanding immediately after giving effect to such purchase, unless Seller, at its sole discretion, waives such 9.9% ownership limitation. The Number of Shares subject to the Forward Purchase Agreement is subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares of Dune Class A Common Stock as described under “Optional Early Termination” in the Forward Purchase Agreement. Seller intends to purchase Dune Class A Common Stock pursuant to its FPA Funding Amount PIPE Subscription Agreement (as defined below) and from third parties (other than Counterparty) through a broker in the open market (other than through Counterparty).

The Forward Purchase Agreement provides that Seller will be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to the product of (i) the Number of Shares as set forth in each Pricing Date Notice and (ii) the redemption price per share (the “Initial Price”) as defined in Section 9.2(a) of Dune’s Amended and Restated Certificate of Incorporation, as amended (the “Charter”), less (iii) an amount in US dollars equal to 0.5% of the product of the Recycled Shares and the Initial Price paid by Seller to Counterparty on the Prepayment Date (which amount shall be netted from the Prepayment Amount) (the “Prepayment Shortfall”).

The Counterparty will pay to Seller the Prepayment Amount required under the Forward Purchase Agreement directly from the Counterparty’s trust account maintained by Continental Stock Transfer & Trust Company holding the net proceeds of the sale of the units in the Counterparty’s initial public offering and the sale of private placement warrants (the “Trust Account”) no later than the earlier of (a) one business day after the date of the Business Combination closing (the “Closing Date”) and (b) the date any assets from the Trust Account are disbursed in connection with the Business Combination, except that to the extent the Prepayment Amount payable to a Seller is to be paid from the purchase of Additional Shares by such Seller pursuant to the terms of its FPA Funding Amount PIPE Subscription Agreement, such amount will be netted against such proceeds, with such Seller being able to reduce the purchase price for the Additional Shares by the Prepayment Amount. For the avoidance of doubt, any Additional Shares purchased by a Seller will be included in the Number of Shares for its respective Forward Purchase Agreement for all purposes, including for determining the Prepayment Amount.

In addition to the Prepayment Amount, the Counterparty will pay directly from the Trust Account, on the Prepayment Date, an amount equal to the product of (x) up to 80,000 (with such final amount to be determined by Seller in its sole discretion via written notice to Counterparty) and (y) the Initial Price. The Shares purchased with the Share Consideration (the “Share Consideration Shares”) will be incremental to the Maximum Number of Shares, will not be included in the Number of Shares in the Transaction and will be subject to a three-month holding period.

The reset price (the “Reset Price”) will be $10.00; provided, however, that the Reset Price will be reduced immediately to any lower price at which the Counterparty sells, issues or grants any Dune Class A Common Stock or securities convertible or exchangeable into Dune Class A Common Stock (excluding any secondary transfers) (a “Dilutive Offering”), then the Reset Price shall be modified to equal such reduced price as of such date (subject to certain customary exceptions).

From time to time and on any date following the Trade Date (any such date, an “OET Date”), Seller may, in its absolute discretion, terminate its Forward Purchase Agreement in whole or in part by providing written notice to the Counterparty (the “OET Notice”), by the later of (a) the fifth business day following the OET Date and (b) no later than the next Payment Date following the OET Date (which shall specify the quantity by which the Number of Shares shall be reduced (such quantity, the “Terminated Shares”)); provided that “Terminated Shares” includes only such quantity of Shares by which the Number of Shares is to be reduced and included in an OET Notice and does not include any other Share sales, Shortfall Sale Shares or sales of Shares that are designated as Shortfall Sales (which designation can be made only up to the amount of Shortfall Sale proceeds), any Share Consideration sales or any other Shares, whether or not sold, which shares will not be included in any OET Notice when calculating the number of Terminated Shares. The effect of an OET Notice shall be to reduce the Number of Shares by the number of Terminated Shares specified in such OET Notice with effect as of the related OET Date. As of each OET Date, the Counterparty shall be entitled to an amount from the Seller, and the Seller shall pay to the Counterparty an amount, equal to the product of (x) the number of Terminated Shares and (y) the Reset Price in respect of such OET Date, except that no such amount will be due to Counterparty upon any Shortfall Sale. The payment date may be changed within a quarter at the mutual agreement of the parties.

From time to time and on any date following the Trade Date (any such date, a “Shortfall Sale Date”) Seller may, in its absolute discretion, at any sales price, sell Shortfall Sale Shares, and in connection with such sales, Seller shall provide written notice to Counterparty (the “Shortfall Sale Notice”) no later than the later of (a) the fifth business day following the Shortfall Sale Date and (b) the first Payment Date after the Shortfall Sale Date, specifying the quantity of the Shortfall Sale Shares and the allocation of the Shortfall Sale proceeds. Seller shall not have any Early Termination Obligation in connection with any Shortfall Sales. The Counterparty covenants and agrees for a period of at least sixty (60) business days (commencing on the Prepayment Date or if an earlier Registration Request is submitted by Seller on the Registration Statement Effective Date) not to issue, sell or offer or agree to sell any Shares, or securities or debt that is convertible, exercisable or exchangeable into Shares, including under any existing or future equity line of credit, until the Shortfall Sales equal the Prepayment Shortfall; provided, however, that the Forward Purchase Agreement does not prohibit the issuance of any securities issued, assumed or issuable in connection with the Business Combination.

Unless and until the proceeds from Shortfall Sales equal 100% of the Prepayment Shortfall, in the event that the product of (x) the difference between (i) the number of Shares as specified in the Pricing Date Notice(s), less (ii) any Shortfall Sale Shares as of such measurement time, multiplied by (y) the VWAP Price, is less than (z) the difference between (i) the Prepayment Shortfall, less (ii) the proceeds from Shortfall Sales as of such measurement time (the “Shortfall Variance”), then the Counterparty, as liquidated damages in respect of such Shortfall Variance, at its option shall within five (5) business days either:

(A)    pay in cash an amount equal to the Shortfall Variance; or

(B)    issue and deliver to Seller such number of additional Shares that are equal to (1) the Shortfall Variance, divided by (2) 90% of the VWAP Price (the “Shortfall Variance Shares”).

The Forward Purchase Agreement matures on, and the “Valuation Date” will be, the earliest to occur of (a) three (3) years after of the Closing Date, (b) the date specified by a Seller in a written notice to be delivered to the Counterparty at a Seller’s discretion (which Valuation Date shall not be earlier than the day such notice is effective) after the occurrence of any of (v) a Shortfall Variance Registration Failure, (w) a VWAP Trigger Event, (x) a Delisting Event, (y) a Registration Failure or (z) unless otherwise specified therein, upon any Additional Termination Event, and (c) the date specified by Seller in a written notice to be delivered to Counterparty at Seller’s sole discretion (which Valuation Date shall not be earlier than the day such notice is effective).

On the Cash Settlement Payment Date, which is the tenth business day following the last day of the Valuation Period commencing on the Valuation Date, a Seller shall pay the Counterparty a cash amount equal to either: (1) in the event that the Valuation Date is determined by clause (c) of the Valuation Date definition, a cash amount equal to (A) the Number of Shares as of the Valuation Date, multiplied by (B) the closing price per share of the Dune Class A Common Stock on the business day immediately preceding the Valuation Date, or (2) (A) the Number of Shares as of the Valuation Date less the number of Unregistered Shares, multiplied by (B) the volume-weighted daily VWAP Price over the Valuation Period. The Settlement Amount Adjustment is equal to (1) the Maximum Number of Shares as of the Valuation Date multiplied by (2) $1.50 per share, and the Settlement Amount Adjustment will be automatically netted from the Settlement Amount. If the Settlement Amount Adjustment exceeds the Settlement Amount, the Counterparty will pay the Seller in Dune Class A Common Stock or, at the Counterparty’s election, in cash.

Seller has agreed to waive any redemption rights under Dune’s Charter with respect to any Dune Class A Common Stock purchased through the FPA Funding Amount PIPE Subscription Agreement and any Recycled Shares in connection with the Business Combination. Such waiver may reduce the number of Dune Class A Common Stock redeemed in connection with the Business Combination, and such reduction could alter the perception of the potential strength of the Business Combination. The Forward Purchase Agreement has been structured, and all activity in connection with such agreement has been undertaken, to comply with the requirements of all tender offer regulations applicable to the Business Combination, including Rule 14e-5 under the Securities Exchange Act of 1934, as amended. Seller cannot tender any shares in any public tender offer for a period of eight months after the Closing Date.

On December 1, 2023, Dune entered into a subscription agreement (the “FPA Funding Amount PIPE Subscription Agreement”) with the Seller. Pursuant to the FPA Funding Amount PIPE Subscription Agreement, the Seller party thereto agreed to subscribe for and purchase, and Dune agreed to issue and sell to the Seller, on the Closing Date, an aggregate number of shares of Dune Class A Common Stock equal to the Maximum Number of Shares less the Recycled Shares in connection with the Forward Purchase Agreement (subject to the 9.9% ownership limitation described above).

On December 21, 2023 (the “Closing “), the Business Combination was consummated. In connection with the closing of such Business Combination, the Company changed its name to Global Gas Corporation, and on December 22, 2023, the Company’s Class A Common Stock (as defined below) and warrants began trading on The Nasdaq Capital Market (“Nasdaq”) under the new trading symbols of “HGAS” and “HGASW,” respectively.

In accordance with the terms and subject to the conditions of the Purchase Agreement and the other transactions contemplated thereby (the “Business Combination”), at the closing of the Business Combination on December 21, 2023, (a) Dune contributed to Holdings all of its assets (excluding its interests in Holdings and the aggregate amount of cash proceeds required to satisfy redemptions by Dune’s public stockholders (“Stockholder Redemptions”)), and in exchange therefore, Holdings issued to Dune a number of common equity units of Holdings (“Holdings Common Units”) which equal the number of total shares of Class A common stock, par value $0.0001 per share (“Class A Common Stock”), of Dune issued and outstanding immediately after the Closing (giving effect to all Stockholder Redemptions) (such transactions, the “SPAC Contribution”) and (b) immediately after the SPAC Contribution, the Sellers transferred, conveyed, assigned and delivered all of the limited liability company equity interests of Global Hydrogen (“Global Hydrogen Units”) to Holdings in exchange for shares of Class B voting non-economic common stock, par value $0.0001 per share (“Class B Common Stock”), of Dune and Holdings Common Units (together with the SPAC Contribution, the “Combination Transactions”), as a result of which, (i) each issued and outstanding Global Hydrogen Unit immediately prior to the Combination Transactions is now held by Holdings, (ii) each Seller received an aggregate number of Holdings Common Units and shares of Class B Common Stock, in each case, equal to the number of Global Hydrogen Units held by such Seller, multiplied by the applicable exchange ratio, and (iii) Dune changed its name to Global Gas Corporation and the Company became the publicly traded reporting company. The effective time of the Business Combination on the Closing Date is referred to as the “Effective Time.”

The Business Combination was accomplished through what is commonly referred to as an “Up-C” structure, which is often used by partnerships and limited liability companies undertaking an initial public offering. The “Up-C” structure allowed the Sellers, who became equity holders of Holdings upon the consummation of the Combination Transactions, to retain their equity ownership in Holdings, an entity that is classified as a partnership for United States federal income tax purposes, in the form of Holdings Common Units after the Closing, and provides potential future tax benefits for both the Company and Holdings’ equity holders (other than the Company) after the Closing when they ultimately exchange their Holdings Common Units.

In accordance with the terms and subject to the conditions of the Purchase Agreement, at the Closing, the issued and outstanding Global Hydrogen Units of each Seller were transferred, conveyed, assigned and delivered in exchange for (i) a number of shares of Class B Common Stock equal to the product of (x) the number of Global Hydrogen Units held by such Seller and (y) the exchange ratio determined by dividing (A) the quotient of $43,000,000 divided by the number of Global Hydrogen Units issued and outstanding immediately prior to the Closing by (B) $10.00 per share and (ii) a number of Holdings Common Units equal to the number of shares of Class B Common Stock received by such Seller pursuant to clause (i) hereof.

On the Closing Date, in connection with the Business Combination, the Company, Holdings and the Sellers entered into an Exchange Agreement (the “Exchange Agreement”), pursuant to which the Sellers have the right from time to time following the Closing, on the terms and conditions contained in the Exchange Agreement, to exchange their Holdings Common Units together with their shares of Class B Common Stock for, at the option of the Company, shares of Class A Common Stock or cash.

The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, although Dune acquired all of the outstanding equity interests of Global Hydrogen in the Business Combination, Dune was treated as the “acquired” company and Global Hydrogen was treated as the accounting acquirer for financial statement reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Global Hydrogen issuing stock for the net assets of Dune, accompanied by a recapitalization. The net assets of Dune were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination were those of Global Hydrogen.